Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues		¥ 274,040,604		$ 39,187,285		¥ 273,333,957		¥ 205,481,904
Total cost of revenues		(187,885,686)		(26,867,296)		(195,691,265)		(154,026,591)
Gross profit		86,154,918		12,319,989		77,642,692		51,455,313
Operating expenses:
Fulfilment expenses		(5,376,340)		(768,806)		(7,969,100)		(7,315,978)
Sales and marketing expenses		(7,668,697)		(1,096,609)		(20,916,582)		(17,440,192)
General and administrative expenses		(79,819,048)		(11,413,972)		(99,124,765)		(82,460,706)
Impairment loss on goodwill		(21,665,680)		(3,098,151)		(67,932,627)		(6,592,220)
Share based compensation		(218,332,931)		(31,221,194)		(19,143,702)		(83,863,299)
Total operating expenses		(332,862,696)		(47,598,732)		(215,086,776)		(197,672,395)
Loss from operations		(246,707,778)		(35,278,743)		(137,444,084)		(146,217,082)
Interest expenses		(20,442,161)		(2,923,190)		(16,738,971)		(12,178,668)
Interest income		8,044,670		1,150,373		3,248,285		2,562,605
Foreign currency exchange (loss)/gain, net						16,927		(66,798)
Impairment loss for equity investments accounted for using measurement alternative		(8,490,163)		(1,214,077)		(5,645,887)		(8,288,296)
Gain from deconsolidation of VIEs								134,665
Other income		3,170,148		453,325		1,912,396		421,449
Other expenses, net								(10,440,057)
Unrealized loss on digital assets		(38,723,236)		(5,537,349)
Changes in fair value of financial instruments		(20,191,599)		(2,887,360)		4,803,913		17,101,260
Loss before income tax expenses		(323,340,119)		(46,237,021)		(149,847,421)		(156,970,922)
Income tax expense		(14,663,093)		(2,096,794)		(7,143,653)		(5,004,766)
Net loss		(338,000,000)		(48,333,815)		(156,991,074)		(161,975,688)
Accretion of redeemable convertible preferred shares to redemption value								(110,112,796)
Net loss attributable to ordinary shareholders		(338,003,212)		(48,333,815)		(156,991,074)		(272,088,484)
Net income attributable to non-controlling interest		18,701,815		2,674,324		13,205,380		4,366,045
Net loss attributable to DDC Enterprise Limited		(356,705,027)		(51,008,139)		(170,196,454)		(276,454,529)
Other comprehensive (loss)/income, net of nil income taxes:
Foreign currency translation adjustment, net of nil income taxes		5,566,103		795,942		(4,764,464)		(52,845,568)
Net unrealized gains on available-for-sale debt Securities		344,585		49,275		8,506,042		396,098
Total other comprehensive (loss)/income		5,910,688		845,217		3,741,578		(52,449,470)
Comprehensive loss:		(332,092,524)		(47,488,598)		(153,249,496)		(324,537,954)
Comprehensive income attributable to non-controlling interests		18,701,815		2,674,324		13,205,380		4,366,045
Comprehensive loss attributable to DDC Enterprise Limited		¥ (350,794,339)		$ (50,162,922)		¥ (166,454,876)		¥ (328,903,999)
Class A Ordinary Shares
Net loss per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (38.84)	[1]	$ (5.55)	[2]	¥ (120.5)	[2]	¥ (957.25)	[2]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (38.84)	[1]	$ (5.55)	[2]	¥ (120.5)	[2]	¥ (957.25)	[2]
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic (in Shares)	[2]	9,184,775		9,184,775		1,413,390		288,783
Diluted (in Shares)	[2]	9,184,775		9,184,775		1,413,390		288,783
Class B Ordinary Shares
Net loss per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic (in Shares)		1,162,671		1,162,671		875,000		875,000
Diluted (in Shares)		1,162,671		1,162,671		875,000		875,000
Product revenues
Revenues:
Total revenues		¥ 274,040,604		$ 39,187,285		¥ 273,206,704		¥ 204,595,102
Service revenues
Revenues:
Total revenues						127,253		886,802
Cost of products
Revenues:
Total cost of revenues		(187,885,686)		(26,867,296)		(195,559,129)		(153,316,804)
Cost of services
Revenues:
Total cost of revenues						¥ (132,136)		¥ (709,787)

[1]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.
[2]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.